Net Income (Loss) Per Share - Anti-dilutive Shares Excluded from Diluted Earnings (Loss) Per Share Calculation (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	789,000	5,018,000	1,277,000	5,018,000	22,018,209	3,858,126
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	789,000	4,646,000	789,000	4,646,000	4,645,884	3,485,791
Performance stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	0	0	170,000	0	16,999,990	0
Non-vested restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	0	372,000	318,000	372,000	372,335	372,335